SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
18.	SEGMENT REPORTING

Based on the criteria established by ASC 280, Segment Reporting, the Company has determined that the business segments that constitute its primary reporting segments are video processor and video surveillance solution by the chief operating decision maker, the Chief Operating Officer, in accordance with the Group's organization and internal financial reporting structure. As no measures of assets by segment are reported and used by the chief operating decision maker, the Group has not made disclosure of total assets by reportable segment.

Summarized information by business segments for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year Ended December 31, 2012
	Video processor business	Video surveillance solution business	Intersegment elimination*	Consolidated

Revenue	53,435	17,760	(8)	71,187
Cost of revenue	(30,603)	(14,551)	8	(45,146)
Gross profit	22,832	3,209	—	26,041
Unallocated operating expenses				(31,747)
Unallocated non-operating income, net				1,856
Loss before income taxes				(3,850)

The revenue of Video processor business and Video surveillance solution business from external customers amounted to $53,435 and $16,896, respectively, for the year ended December 31, 2012.

*
The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2012. Video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

	Year Ended December 31, 2013
	Video processor business	Video surveillance solution business	Intersegment Elimination**	Consolidated

Revenue	22,078	43,791	(1,344)	64,525
Cost of revenue	(14,242)	(29,243)	1,344	(42,141)
Gross profit	7,836	14,548	—	22,384
Unallocated operating expenses				(33,258)
Unallocated non-operating income, net				1,445
Loss before income taxes expense				(9,429)

The revenue of Video processor business and Video surveillance solution business from external customers amounted to $20,735 and $21,654, respectively, for the year ended December 31, 2013.

**
The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2013. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

	Year Ended December 31, 2014
	Video processor business	Video surveillance solution business	Intersegment Elimination***	Consolidated

Revenue	16,905	85,084	(1,546)	100,443
Cost of revenue	(7,966)	(54,933)	1,546	(61,353)
Gross profit	8,939	30,151	—	39,090
Unallocated operating expenses				(33,862)
Unallocated non-operating income, net				1,894
Loss before income taxes expense				7,122

The revenue of Video processor business and Video surveillance solution business from external customers amounted to $15,359 and $28,845, respectively, for the year ended December 31, 2014.

***
The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2014. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

The revenue presented below is attributed by country of domicile of the entity that recorded the revenue:

	Years Ended December 31
	2012	2013	2014
Revenue distribution
Mainland China	18,186	44,115	84,978
Hong Kong	53,001	20,410	15,465
	71,187	64,525	100,443

The following table summarizes information regarding the distribution of long-lived assets by geographic region:

	As of December 31
	2013	2014
Long-lived assets
Mainland China	47,300	70,350
Hong Kong	1,058	1,864
U.S.A.	133	115
	48,491	72,329

The following table summarizes the Group's revenues for each product class for the years ended December 31, 2012, 2013 and 2014 respectively:

	Years Ended December 31
	2012	2013	2014
Video processor business segment:
PC camera processor	53,011	20,401	14,719
Surveillance processor	-	1,670	2,186
Other products	424	7	-
Sub-total	53,435	22,078	16,905
Video surveillance solutions business segment:	17,760	43,791	85,084
Intersegment elimination	(8)	(1,344)	(1,546)
Total multimedia business	71,187	64,525	100,443